Net Income (Expense) from Financial Operations	12 Months Ended
Dec. 31, 2025
Net Income (Expense) from Financial Operations [Abstract]
Net Income (Expense) from Financial Operations	NET INCOME (EXPENSE) FROM FINANCIAL OPERATIONS
The detail of income (expense) from financial operations is as follows:

	For the years ended December 31,
	2025	2024	2023
	MCh$	MCh$	MCh$
Net income/(expense) from financial assets for trading at FVTPL
Financial derivative contracts	148,943	64,879	103,335
Debt financial instruments	25,508	20,063	(11,662)
Other financial instrumets	26	71	88
Subtotal	174,477	85,013	91,761
Net income from financial liabilities for trading at FVTPL
Financial derivative contracts	(218,033)	-	-
Subtotal	(218,033)	-	-
Net income from non-current assets and groups available for sale not admissible as discontinued operations
Financial assets at amortised cost	2,351	2,659	(215)
Financial assets at fair value through OCI	(820)	(45,365)	(125,610)
Financial liabilities at amortised cost	1,407	5,638	4,891
Subtotal	2,938	(37,068)	(120,934)
Net income from exchange, adjustment and hedge accounting of foreign currency
Net income from foreign currency exchange	722,452	(611,021)	(83,695)
Net income from readjustment of foreign currency
Financial assets at FVTPL	-	-	6,952
Financial assets at amortised cost	(10,826)	12,276	2,350
Others assets	-	-	(14)
Financial liabilities at FVTPL	-	915	547
Net income from hege accounting of foreign currency risk	(415,226)	800,404	405,488
Subtotal	296,400	202,574	331,628

Total income (expense) from financial operations	255,782	250,519	302,455